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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21664

                           Pioneer Series Trust III
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30


Date of reporting period:  July 1, 2009 through December 31, 2009


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------












Pioneer Cullen
Value Fund
--------------------------------------------------------------------------------
Semiannual Report | December 31, 2009





Ticker Symbols:
Class A   CVFCX
Class B   CVFBX
Class C   CVCFX
Class R   CVRFX
Class Y   CVFYX
Class Z   CVFZX

[Logo]PIONEER
      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                         2

Portfolio Management Discussion                                               4

Portfolio Summary                                                             8

Prices and Distributions                                                      9

Performance Update                                                           10

Comparing Ongoing Fund Expenses                                              16

Schedule of Investments                                                      18

Financial Statements                                                         25

Notes to Financial Statements                                                35

Approval of Investment Advisory and Sub-Advisory Agreements                  43

Trustees, Officers and Service Providers                                     47



                  Pioneer Cullen Value Fund | Semiannual Report | 12/31/09     1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have begun to recover over the past year from one of their most tumultuous periods in history. This is a welcome relief, and we are generally optimistic about the prospects for the economy going forward. Still, challenges remain. Unemployment is high; consumer demand and loan growth are weak; and housing has not returned to normal.

At Pioneer, we have long advocated the benefits of investing for the long term. This strategy has generally performed well for many investors. Those who remained invested in the market during the downturn have most likely seen their portfolios start to recover over the past year, as the Dow Jones Industrial Average climbed back from the depressed levels we saw in early 2009. Many bond investors have similarly seen a strong rebound, with a broad-based recovery occurring across many different fixed-income asset classes. The riskiest asset classes, such as high-yield bonds, outperformed other fixed-income asset classes during most of 2009.

At Pioneer, we are not changing the approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential opportunities for making money in many corners of the markets around the globe, it takes research and experience to separate solid investment opportunities from speculation.

Following this difficult period, many investors are rethinking their approach to investing and risk management. Some are questioning whether the basic investment principles they were taught in the past are still useful in today's markets. Complicating matters is that financial markets remain unpredictable. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.


2  Pioneer Cullen Value Fund | Semiannual Report | 12/31/09

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                  Pioneer Cullen Value Fund | Semiannual Report | 12/31/09     3

Portfolio Management Discussion | 12/31/09

The second half of 2009 saw stocks continue the robust rally that began in March, with the best performance coming from highly-speculative, momentum-driven companies that had fallen hardest in the market declines of 2008. In the following interview, James P. Cullen, President of Cullen Capital Management, LLC, discusses the factors that influenced the performance of Pioneer Cullen Value Fund during the six months ended December 31, 2009. Mr. Cullen oversees the team responsible for the daily management of the Fund.

Q    How did the Fund perform during the final six months of 2009?

A Cullen Value Fund Class A shares returned 19.01% at net asset value during the six months ended December 31, 2009, while the Fund's benchmark, the Standard & Poor's 500 Index (the S&P 500), returned 22.57%. Over the same six-month period, the average return of the 532 funds in Lipper's Large Cap Value category was 21.55%.

Q What were the principal factors influencing the Fund's performance over the six months ended December 31, 2009?

A Our emphasis on low-priced, fundamentally-sound stocks led to the Fund's underperformance relative to the S&P 500 and its Lipper peer group. While our stock selections participated in the dynamic market surge that began after stock prices hit their lows in early March 2009, they did not keep up with the market averages. The market rally was led by stocks of companies with little earnings, weak balance sheets and low dividends. These highly-speculative stocks, many selling at less than $5 per share (sometimes referred to as "junk stocks"), produced returns several times greater than stocks selling for more than $50 per share. The performance disparity often occurred because short-sellers, who had borrowed shares of very low-priced companies to bet on their price declines, moved in droves to buy the beaten-down stocks and cover their positions. The outperformance by low-quality stocks during the first months of the stock price rebound was, in fact, consistent with historical trends that we've seen as markets begin to recover from deep downturns.

     Throughout the six months ended December 31, 2009, we held to our established strategy for the Fund, focusing on the long-term and emphasizing solid companies with low prices and high stock dividends. The strategy had helped the Fund outperform when stocks fell the hardest before the market recovery, but it led to lagging results relative to the benchmark, it's Lipper peer group and other market indices in 2009.


4  Pioneer Cullen Value Fund | Semiannual Report | 12/31/09

Q How did you position the Fund during the six months ended December 31, 2009, and how did that affect performance results?

A We did not deviate from our discipline and we remained focused on the longer-term horizon. We emphasized investments in quality, fundamentally-sound corporations that produce earnings and pay dividends. Based on our analysis of previous post-recession market rallies, we believe this disciplined approach is the best way to achieve competitive performance over the five years following a severe market recession.

     Overall stock selection for the Fund was good. Nevertheless, our discipline led us to overweight the Fund to some of the more defensive groups that lagged in the market's sharp recovery. The portfolio was underexposed to the more volatile, momentum-driven stocks that generated the highest returns in the recovery rally. The Fund had overweighted positions in consumer staples and industrials, with underweighted exposure to information technology, consumer discretionary, financials and energy. The Fund's below-benchmark investments in the information technology and consumer discretionary sectors were major factors in its relative underperformance during the six-month period. In addition, the Fund held a cash position of about 7% of net assets, and that did not help returns in a rising stock market.

     During the six months, we added an investment in a former Fund holding, PetroChina, an energy company whose share price had fallen from its 2008 highs and which was well-positioned to benefit from the robust growth in China. To add to its attributes, PetroChina has earned 15% of its profits from its natural gas transmission line, which we believe has great potential as China moves to cleaner energy sources and less reliance on coal-operated facilities. We also acquired a smaller position in Fluor, the U.S.-based infrastructure development company with heavy involvement in emerging markets. At the same time, we added to the Fund's investments in financials stocks.

     At December 31, 2009, the largest Fund positions were: Microsoft, Oracle, Covidien, 3M, Disney, Unilever, Devon Energy, JPMorgan Chase, United Technologies and Boeing.

Q What types of investments most influenced the Fund's results over the six months ended December 31, 2009?

A The single largest contributor to the Fund's results during the six months was 3M, the diversified company that manufactures a variety of products for industrial and consumer markets. The Fund's position in Disney, the entertainment and media corporation, also helped support results, as did exposures to Unilever, the global consumer products company, and United


                  Pioneer Cullen Value Fund | Semiannual Report | 12/31/09     5

     Technologies, a diversified industrials corporation. In information technology, Microsoft and Hewlett-Packard both made noteworthy contributions to the Fund's performance over the six-month period.

     The lack of any Fund exposure to troubled financial giant Citigroup hurt performance during the six months, as its share price appreciated sharply after the corporation received government assistance. Investments that held back the Fund's results during the period included telecommunication equipment company Nokia; Ensco International, a corporation specializing in offshore oil and natural gas drilling; and BorgWarner, the manufacturer of highly engineered automotive parts that had performed strongly during the first half of 2009.

Q    What is your investment outlook?

A We believe we see excellent opportunity potentially to achieve competitive results with a disciplined focus on value stocks. We have analyzed past records, focusing on what has tended to happen in the five years subsequent to periods marked by major declines in both corporate earnings and stock market prices. We have found that even though highly-speculative, momentum-driven stocks tend to do well during short-term market recoveries, the shares of value companies that have solid earnings and that pay healthy dividends have tended to fare better over longer periods. Market history indicates that long-term investors eventually return to the market following the initial recovery period. These longer-term investors have tended to prefer companies that both earn profits and pay dividends.

     While the market may pause after its strong ascent in 2009, we believe the overall backdrop for stocks remains attractive. Stock prices should receive support from the continuing global economic expansion and the resulting improvement in corporate earnings. We think stocks, in general, continue to be reasonably priced and there remains a great deal of money sitting on the sidelines, waiting to be deployed in the markets.

     We believe the prospects for a disciplined value approach to the market remain excellent, especially when taking the longer-term view.

Please refer to the Schedule of Investments on pages 18-24 for a full listing of Fund securities.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.


6  Pioneer Cullen Value Fund | Semiannual Report | 12/31/09

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.

                  Pioneer Cullen Value Fund | Semiannual Report | 12/31/09     7

Portfolio Summary | 12/31/09

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data is represented by a pie chart in the printed material.]

U.S. Common Stocks                                                      64.8%
Depositary Receipts for International Stocks                            22.1%
Temporary Cash Investments                                              13.1%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

[The following data is represented by a pie chart in the printed material.]

Industrials                                                             21.9%
Consumer Staples                                                        15.7%
Information Technology                                                  15.5%
Health Care                                                             13.7%
Financials                                                              11.2%
Telecommunication Services                                               7.8%
Energy                                                                   7.1%
Consumer Discretionary                                                   5.1%
Materials                                                                2.0%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.    Microsoft Corp.                                                  3.61%
 2.    Oracle Corp.                                                     3.50
 3.    Covidien, Ltd.                                                   3.31
 4.    3M Co.                                                           3.29
 5.    The Walt Disney Co.                                              3.18
 6.    Unilever NV                                                      3.18
 7.    Devon Energy Corp.                                               3.09
 8.    JPMorgan Chase & Co.                                             3.05
 9.    United Technologies Corp.                                        3.03
10.    Boeing Co.                                                       2.98

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities listed.


8  Pioneer Cullen Value Fund | Semiannual Report | 12/31/09

Prices and Distributions | 12/31/09

Net Asset Value per Share
--------------------------------------------------------------------------------

     Class             12/31/09           6/30/09
       A               $ 16.67            $ 14.15
-------------------------------------------------
       B               $ 16.60            $ 14.03
-------------------------------------------------
       C               $ 16.54            $ 14.00
-------------------------------------------------
       R               $ 16.49            $ 14.03
-------------------------------------------------
       Y               $ 16.72            $ 14.21
-------------------------------------------------
       Z               $ 16.60            $ 14.12
-------------------------------------------------

Distributions per Share: 7/1/09-12/31/09
--------------------------------------------------------------------------------

                  Net Investment        Short-Term        Long-Term
    Class            Income            Capital Gains    Capital Gains
      A             $ 0.1694              $ --              $ --
---------------------------------------------------------------------
      B             $ 0.0282              $ --              $ --
---------------------------------------------------------------------
      C             $ 0.0570              $ --              $ --
---------------------------------------------------------------------
      R             $ 0.1936              $ --              $ --
---------------------------------------------------------------------
      Y             $ 0.2334              $ --              $ --
---------------------------------------------------------------------
      Z*            $ 0.2400              $ --              $ --
---------------------------------------------------------------------

*    Class Z shares were first publicly offered on November 1, 2008


Index Definitions
--------------------------------------------------------------------------------
The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 10-15.


                  Pioneer Cullen Value Fund | Semiannual Report | 12/31/09     9

Performance Update | 12/31/09                                   Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund at public offering price, compared to that of the S&P 500 Index.

Average Annual Total Returns
(As of December 31, 2009)

----------------------------------------------------------------------------
                                        Net Asset       Public Offering
Period                                  Value (NAV)     Price (POP)
----------------------------------------------------------------------------
Life-of-Class
(7/1/00)                                 6.66%           6.00%
5 Years                                  2.74            1.53
1 Year                                  19.01           12.19
----------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated November 1, 2009)
----------------------------------------------------------------------------
                                        Gross             Net
----------------------------------------------------------------------------
                                         1.18%           1.18%
----------------------------------------------------------------------------

[The following data is represented by a mountain chart in the printed material.]

Value of $10,000 Investment

                        Pioneer Cullen       Russell 1000         S&P 500
                          Value Fund          Value Index          Index
7/00                         9,425              10,000            10,000
                             9,894              11,036             9,274
12/01                       10,105              10,419             8,172
                             9,305               8,802             6,367
12/03                       12,847              11,445             8,192
                            14,663              13,333             9,083
12/05                       16,619              14,273             9,529
                            19,383              17,448            11,032
12/07                       20,705              17,418            11,638
                            14,105              11,000             7,333
12/09                       16,787              13,166             9,274

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on February 28, 2005. The performance of Class A shares of the Fund from July 1, 2000 to February 25, 2005, is the performance of Cullen Value Fund's single class, which has been restated to reflect differences in any applicable sales charge (but not other differences in expenses). If all expenses of the Fund were reflected, the performance would be lower.


10  Pioneer Cullen Value Fund | Semiannual Report | 12/31/09

Performance Update | 12/31/09                                   Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the S&P 500 Index.

Average Annual Total Returns
(As of December 31, 2009)

----------------------------------------------------------------------------
                                        If              If
Period                                  Held            Redeemed
----------------------------------------------------------------------------
Life-of-Class
(7/1/00)                                 6.18%           6.18%
5 Years                                  1.87            1.87
1 Year                                  17.93           13.93
----------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated November 1, 2009)
----------------------------------------------------------------------------
                                        Gross           Net
----------------------------------------------------------------------------
                                         2.12%           2.12%
----------------------------------------------------------------------------

[The following data is represented by a mountain chart in the printed material.]

Value of $10,000 Investment

                        Pioneer Cullen       Russell 1000         S&P 500
                          Value Fund          Value Index          Index
7/00                        10,000              10,000            10,000
                            10,496              11,036             9,274
12/01                       10,720              10,419             8,172
                             9,871               8,802             6,367
12/03                       13,628              11,445             8,192
                            15,555              13,333             9,083
12/05                       17,504              14,273             9,529
                            20,226              17,448            11,032
12/07                       21,428              17,418            11,638
                            14,467              11,000             7,333
12/09                       17,062              13,166             9,274

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" results reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). The maximum CDSC is 4.0% and declines over five years. Class B shares reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on February 28, 2005. The performance of Class B shares of the Fund from July 1, 2000 to February 25, 2005, is the performance of Cullen Value Fund's single class, which has been restated to reflect differences in any applicable sales charge (but not other differences in expenses). If all expenses of the Fund were reflected, the performance would be lower.


                 Pioneer Cullen Value Fund | Semiannual Report | 12/31/09     11

Performance Update | 12/31/09                                   Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the S&P 500 Index.

Average Annual Total Returns
(As of December 31, 2009)

----------------------------------------------------------------------------
                                        If              If
Period                                  Held            Redeemed
----------------------------------------------------------------------------
Life-of-Class
(7/1/00)                                 6.24%           6.24%
5 Years                                  1.97            1.97
1 Year                                  18.13           18.13
----------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated November 1, 2009)
----------------------------------------------------------------------------
                                        Gross           Net
----------------------------------------------------------------------------
                                         1.96%           1.96%
----------------------------------------------------------------------------

[The following data is represented by a mountain chart in the printed material.]

Value of $10,000 Investment

                        Pioneer Cullen       Russell 1000         S&P 500
                          Value Fund          Value Index          Index
7/00                        10,000              10,000             10,000
                            10,496              11,036              9,274
12/01                       10,720              10,419              8,172
                             9,871               8,802              6,367
12/03                       13,628              11,445              8,192
                            15,555              13,333              9,083
12/05                       17,506              14,273              9,529
                            20,262              17,448             11,032
12/07                       21,487              17,418             11,638
                            14,518              11,000              7,333
12/09                       17,150              13,166              9,274

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on February 28, 2005. The performance of Class C shares of the Fund from July 1, 2000 to February 25, 2005, is the performance of Cullen Value Fund's single class, which has been restated to reflect differences in any applicable sales charge (but not other differences in expenses). If all expenses of the Fund were reflected, the performance would be lower.


12  Pioneer Cullen Value Fund | Semiannual Report | 12/31/09

Performance Update | 12/31/09                                   Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the S&P 500 Index.

Average Annual Total Returns
(As of December 31, 2009)

----------------------------------------------------------------------------
                                        If              If
Period                                  Held            Redeemed
----------------------------------------------------------------------------
Life-of-Class
(7/1/00)                                 6.17%           6.17%
5 Years                                  2.31            2.31
1 Year                                  18.84           18.84
----------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated November 1, 2009)
----------------------------------------------------------------------------
                                        Gross           Net
----------------------------------------------------------------------------
                                         2.11%           1.40%
----------------------------------------------------------------------------

[The following data is represented by a mountain chart in the printed material.]

Value of $10,000 Investment

                        Pioneer Cullen       Russell 1000         S&P 500
                          Value Fund          Value Index          Index
7/00                        10,000              10,000            10,000
                            10,474              11,036             9,274
12/01                       10,645              10,419             8,172
                             9,753               8,802             6,367
12/03                       13,398              11,445             8,192
                            15,217              13,333             9,083
12/05                       17,161              14,273             9,529
                            19,842              17,448            11,032
12/07                       21,136              17,418            11,638
                            14,355              11,000             7,333
12/09                       17,059              13,166             9,274

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results.
Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown of Class R shares for the period prior to the commencement of operations of Class R shares on November 1, 2006, is based on the performance of the Fund's Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after November 1, 2006, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available, for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitations currently in effect through November 1, 2011, for Class R Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on February 28, 2005. The performance of Class R shares of the Fund from July 1, 2000 to February 25, 2005, is the performance of Cullen Value Fund's single class, which has been restated to reflect the higher distribution and service fees of the Fund's Class R shares.


                 Pioneer Cullen Value Fund | Semiannual Report | 12/31/09     13

Performance Update | 12/31/09                                   Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the S&P 500 Index.

Average Annual Total Returns
(As of December 31, 2009)

----------------------------------------------------------------------------
                                        If              If
Period                                  Held            Redeemed
----------------------------------------------------------------------------
Life-of-Class
(7/1/00)                                 6.84%           6.84%
5 Years                                  3.08            3.08
1 Year                                  19.48           19.48
----------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated November 1, 2009)
----------------------------------------------------------------------------
                                        Gross           Net
----------------------------------------------------------------------------
                                         0.83%           0.83%
----------------------------------------------------------------------------

[The following data is represented by a mountain chart in the printed material.]

Value of $10,000 Investment

                        Pioneer Cullen       Russell 1000         S&P 500
                          Value Fund          Value Index          Index
7/00                        10,000              10,000            10,000
                            10,496              11,036             9,274
12/01                       10,720              10,419             8,172
                             9,871               8,802             6,367
12/03                       13,628              11,445             8,192
                            15,555              13,333             9,083
12/05                       17,662              14,273             9,529
                            20,678              17,448            11,032
12/07                       22,161              17,418            11,638
                            15,150              11,000             7,333
12/09                       18,102              13,166             9,274

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance for Y shares prior to their inception would have been higher than that shown.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on February 28, 2005. The performance of Class Y shares of the Fund from July 1, 2000 to February 25, 2005, is the performance of Cullen Value Fund's single class, which has not been restated to reflect any differences in expenses. Cullen Value Fund had higher expenses than those of the Fund's Class Y shares.


14  Pioneer Cullen Value Fund | Semiannual Report | 12/31/09

Performance Update | 12/31/09                                   Class Z Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the S&P 500 Index.

Average Annual Total Returns
(As of December 31, 2009)

----------------------------------------------------------------------------
                                        If              If
Period                                  Held            Redeemed
----------------------------------------------------------------------------
Life of Class
(7/1/00)                                 6.42%           6.42%
5 Years                                  2.31            2.31
1 Year                                  19.52           19.52
----------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated November 1, 2009)
----------------------------------------------------------------------------
                                        Gross           Net
----------------------------------------------------------------------------
                                         1.25%           1.25%
----------------------------------------------------------------------------

[The following data is represented by a mountain chart in the printed material.]

Value of $10,000 Investment

                      Pioneer Cullen     Russell 1000       S&P 500
                        Value Fund        Value Index        Index
7/00                     10,000             10,000          10,000
                         10,496             11,036           9,274
12/01                    10,720             10,419           8,172
                          9,871              8,802           6,367
12/03                    13,628             11,445           8,192
                         15,555             13,333           9,083
12/05                    17,629             14,273           9,529
                         20,444             17,448          11,032
12/07                    21,591             17,418          11,638
                         14,586             11,000           7,333
12/09                    17,434             13,166           9,274

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of Class Z shares on November 1, 2008, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Z shares, the performance for Class Z shares prior to their inception would have been higher than that shown. Class Z shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on February 28, 2005. The performance of Class Z shares of the Fund from July 1, 2000 to February 25, 2005, is the performance of Cullen Value Fund's single class, which has not been restated to reflect any differences in expenses. Cullen Value Fund had higher expenses than those of the Fund's Class Z shares.


                 Pioneer Cullen Value Fund | Semiannual Report | 12/31/09     15

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Cullen Value Fund

Based on actual returns from July 1, 2009 through December 31, 2009.

-----------------------------------------------------------------------------------------------------------------
Share Class                      A              B              C              R              Y              Z
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value     $ 1,000.00     $ 1,000.00     $ 1,000.00     $ 1,000.00     $ 1,000.00     $ 1,000.00
Value on 7/1/09
-----------------------------------------------------------------------------------------------------------------
Ending Account Value        $ 1,171.30     $ 1,185.20     $ 1,185.50     $ 1,189.20     $ 1,193.20     $ 1,192.70
(after expenses)
on 12/31/09
-----------------------------------------------------------------------------------------------------------------
Expenses Paid               $     6.40     $    11.24     $    10.58     $     7.73     $     4.04     $     4.26
During Period*
-----------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.17%, 2.04%, 1.92%, 1.40% 0.73%, and 0.77% for Class A, Class B, Class C, Class R, Class Y, and Class Z respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


16  Pioneer Cullen Value Fund | Semiannual Report | 12/31/09

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Cullen Value Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2009 through December 31, 2009.

-----------------------------------------------------------------------------------------------------------------
Share Class                      A              B              C              R              Y              Z
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value     $ 1,000.00     $ 1,000.00     $ 1,000.00     $ 1,000.00     $ 1,000.00     $ 1,000.00
Value on 7/1/09
-----------------------------------------------------------------------------------------------------------------
Ending Account Value        $ 1,019.31     $ 1,014.92     $ 1,015.53     $ 1,018.15     $ 1,021.53     $ 1,021.32
(after expenses)
on 12/31/09
-----------------------------------------------------------------------------------------------------------------
Expenses Paid               $     5.96     $    10.36     $     9.75     $     7.12     $     3.72     $     3.92
During Period*
-----------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.17%, 2.04%, 1.92%, 1.40% 0.73%, and 0.77% for Class A, Class B, Class C, Class R, Class Y, and Class Z respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


                 Pioneer Cullen Value Fund | Semiannual Report | 12/31/09     17

Schedule of Investments | 12/31/09 (unaudited)

---------------------------------------------------------------------
Shares                                                 Value
---------------------------------------------------------------------
                COMMON STOCKS -- 92.9%
                ENERGY -- 6.6%
                Integrated Oil & Gas -- 2.0%
  3,964,900     Gazprom OAO (A.D.R.)                   $   99,320,745
---------------------------------------------------------------------
                Oil & Gas Drilling -- 1.7%
  2,081,650     Ensco International Plc                $   83,141,101
---------------------------------------------------------------------
                Oil & Gas Exploration & Production -- 2.9%
  1,900,650     Devon Energy Corp.                     $  139,697,775
                                                       --------------
                Total Energy                           $  322,159,621
---------------------------------------------------------------------
                MATERIALS -- 1.8%
                Diversified Metals & Mining -- 1.8%
  4,090,983     Anglo American Plc*(b)                 $   88,692,511
                                                       --------------
                Total Materials                        $   88,692,511
---------------------------------------------------------------------
                CAPITAL GOODS -- 16.2%
                Aerospace & Defense -- 10.5%
  2,484,300     Boeing Co. (b)                         $  134,475,159
  2,507,350     ITT Corp.                                 124,715,589
  2,197,300     Raytheon Co.                              113,204,896
  1,971,000     United Technologies Corp.                 136,807,110
                                                       --------------
                                                       $  509,202,754
---------------------------------------------------------------------
                Construction & Engineering -- 0.7%
    735,716     Fluor Corp.                            $   33,136,649
---------------------------------------------------------------------
                Heavy Electrical Equipment -- 2.0%
  5,152,700     ABB, Ltd.                              $   98,416,570
---------------------------------------------------------------------
                Industrial Conglomerates -- 3.0%
  1,794,850     3M Co.                                 $  148,380,250
                                                       --------------
                Total Capital Goods                    $  789,136,223
---------------------------------------------------------------------
                TRANSPORTATION -- 4.1%
                Air Freight & Couriers -- 1.5%
    847,700     FedEx Corp. (b)                        $   70,740,565
---------------------------------------------------------------------
                Railroads -- 2.6%
    952,950     Canadian National Railway Co.          $   51,802,362
  1,398,320     Canadian Pacific Railway, Ltd. (b)         75,509,280
                                                       --------------
                                                       $  127,311,642
                                                       --------------
                Total Transportation                   $  198,052,207
---------------------------------------------------------------------
                AUTOMOBILES & COMPONENTS -- 1.8%
                Auto Parts & Equipment -- 1.8%
  2,597,000     BorgWarner, Inc. (b)                   $   86,272,340
                                                       --------------
                Total Automobiles & Components         $   86,272,340
---------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18  Pioneer Cullen Value Fund | Semiannual Report | 12/31/09

-------------------------------------------------------------------------
Shares                                                     Value
-------------------------------------------------------------------------
                MEDIA -- 3.0%
                Movies & Entertainment -- 3.0%
 4,458,450      The Walt Disney Co. (b)                    $  143,785,013
                                                           --------------
                Total Media                                $  143,785,013
-------------------------------------------------------------------------
                FOOD, BEVERAGE & TOBACCO -- 12.0%
                Agricultural Products -- 1.9%
   797,500      Archer Daniels Midland Co.                 $   24,969,725
 1,088,200      Bunge, Ltd. (b)                                69,459,806
                                                           --------------
                                                           $   94,429,531
-------------------------------------------------------------------------
                Distillers & Vintners -- 2.5%
 1,722,300      Diageo Plc (A.D.R.)                        $  119,544,843
-------------------------------------------------------------------------
                Packaged Foods & Meats -- 7.6%
 4,090,600      Kraft Foods, Inc.                          $  111,182,508
 2,373,500      Nestle SA (A.D.R.)                            114,758,725
 4,447,200      Unilever NV (b)                               143,777,976
                                                           --------------
                                                           $  369,719,209
                                                           --------------
                Total Food, Beverage & Tobacco             $  583,693,583
-------------------------------------------------------------------------
                HOUSEHOLD & PERSONAL PRODUCTS -- 2.6%
                Household Products -- 2.6%
 1,968,600      Kimberly-Clark Corp.                       $  125,419,506
                                                           --------------
                Total Household & Personal Products        $  125,419,506
-------------------------------------------------------------------------
                HEALTH CARE EQUIPMENT & SERVICES -- 3.1%
                Health Care Equipment -- 3.1%
 3,124,000      Covidien, Ltd.                             $  149,608,360
                                                           --------------
                Total Health Care Equipment & Services     $  149,608,360
-------------------------------------------------------------------------
                PHARMACEUTICALS & BIOTECHNOLOGY -- 9.6%
                Pharmaceuticals -- 9.6%
 1,523,850      Bayer AG (A.D.R.)                          $  121,603,230
 5,117,200      Bristol-Myers Squibb Co. (b)                  129,209,300
 2,606,200      Eli Lilly & Co. (b)                            93,067,402
 1,911,600      Johnson & Johnson Co.                         123,126,156
                                                           --------------
                                                           $  467,006,088
                                                           --------------
                Total Pharmaceuticals & Biotechnology      $  467,006,088
-------------------------------------------------------------------------
                DIVERSIFIED FINANCIALS -- 8.0%
                Diversified Financial Services -- 5.3%
 4,952,300      Bank of America Corp.                      $   74,581,638
13,568,500      Citigroup, Inc. (b)                            44,911,735
 3,307,050      JPMorgan Chase & Co.                          137,804,774
                                                           --------------
                                                           $  257,298,147
-------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                 Pioneer Cullen Value Fund | Semiannual Report | 12/31/09     19

-----------------------------------------------------------------------
Shares                                                   Value
-----------------------------------------------------------------------
               Investment Banking & Brokerage -- 2.7%
  387,750      Goldman Sachs Group, Inc.                 $   65,467,710
2,264,700      Morgan Stanley Co.                            67,035,120
                                                         --------------
                                                         $  132,502,830
                                                         --------------
               Total Diversified Financials              $  389,800,977
-----------------------------------------------------------------------
               INSURANCE -- 2.4%
               Property & Casualty Insurance -- 2.4%
2,401,800      Chubb Corp.                               $  118,120,524
                                                         --------------
               Total Insurance                           $  118,120,524
-----------------------------------------------------------------------
               SOFTWARE & SERVICES -- 8.4%
               Application Software -- 1.8%
  725,775      Petrochina Co., Ltd. (A.D.R.)*            $   86,338,194
-----------------------------------------------------------------------
               Systems Software -- 6.6%
5,342,600      Microsoft Corp.                           $  162,895,874
6,439,000      Oracle Corp.                                 158,013,060
                                                         --------------
                                                         $  320,908,934
                                                         --------------
               Total Software & Services                 $  407,247,128
-----------------------------------------------------------------------
               TECHNOLOGY HARDWARE & EQUIPMENT -- 6.1%
               Communications Equipment -- 1.5%
5,480,000      Nokia Corp. (A.D.R.) (b)                  $   70,418,000
-----------------------------------------------------------------------
               Computer Hardware -- 2.7%
2,583,000      Hewlett-Packard Co.                       $  133,050,330
-----------------------------------------------------------------------
               Technology Distributors -- 1.9%
2,295,400      Arrow Electronics, Inc.*                  $   67,966,794
  767,300      Avnet, Inc.*                                  23,141,767
                                                         --------------
                                                         $   91,108,561
                                                         --------------
               Total Technology Hardware & Equipment     $  294,576,891
-----------------------------------------------------------------------
               TELECOMMUNICATION SERVICES -- 7.2%
               Integrated Telecommunications Services -- 4.7%
3,589,000      AT&T Corp.                                $  100,599,670
3,900,000      Verizon Communications, Inc.                 129,207,000
                                                         --------------
                                                         $  229,806,670
-----------------------------------------------------------------------
               Wireless Telecommunication Services -- 2.5%
5,300,000      Vodafone Group Plc (A.D.R.) (b)           $  122,377,000
                                                         --------------
               Total Telecommunication Services          $  352,183,670
-----------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost $4,275,878,259)                     $4,515,754,642
-----------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20  Pioneer Cullen Value Fund | Semiannual Report | 12/31/09

--------------------------------------------------------------------------------------------
 Principal
 Amount ($)                                                                   Value
--------------------------------------------------------------------------------------------
                TEMPORARY CASH INVESTMENTS -- 14.0%
                Repurchase Agreements -- 7.0%
68,030,000      Bank of America, 0.01%, dated 12/31/09, repurchase price
                of $68,030,000 plus accrued interest on 1/4/10
                collateralized by $69,390,605 U.S. Treasury Note,
                2.75%, 2/15/39                                                $   68,030,000
68,030,000      Bank of America, 0.08%, dated 12/31/09, repurchase price
                of $68,030,000 plus accrued interest on 1/4/10
                collateralized by the following:
                  $1,491,160 Freddie Mac Giant, 5.5%, 11/1/37
                  $1,797,731 Federal National Mortgage Association,
                    4.5%, 11/1/29
                  $31,671,696 Federal National Mortgage Association
                    (ARM), 4.576 - 5.478%, 9/1/35 - 10/1/38
                  $1,561,490 Federal Home Loan Mortgage Corp.,
                    6.2%, 1/1/37
                  $619,221 Government National Mortgage Association,
                    6.0%, 9/15/39                                                 68,030,000
68,030,000      BNP Paribas, 0.08%, dated 12/31/09, repurchase price of
                $68,030,000 plus accrued interest on 1/4/10 collateralized by $69,390,600 Federal National Mortgage Association,
                5.0 - 6.5%, 7/1/35 - 1/1/39                                       68,030,000
68,030,000      Deutsche Bank, 0.01%, dated 12/31/09, repurchase price
                of $68,030,000 plus accrued interest on 1/4/10
                collateralized by $69,390,600 Federal National Mortgage
                Association, 4.5 - 7.0% 9/1/23 - 12/1/38                          68,030,000
68,030,000      JPMorgan, 0.10%, dated 12/31/09, repurchase price
                of $68,030,000 plus accrued interest on 1/4/10
                collateralized by $69,391,817 Freddie Mac Giant,
                4.5% - 8.0%, 5/1/11 - 12/1/39                                     68,030,000
                                                                              --------------
                Total Repurchase Agreements                                   $  340,150,000
--------------------------------------------------------------------------------------------
                Securities Lending Collateral -- 7.0% (c)
                Certificates of Deposit:
10,114,723      Bank of Nova Scotia, 0.19%, 2/17/10                           $   10,114,723
10,114,723      DnB NOR Bank ASA NY, 0.2%, 2/17/10                                10,114,723
 3,682,100      Nordea Bank Finland, 0.19%, 1/28/10                                3,682,100
 9,195,427      Svenska NY, 0.20%, 3/30/10                                         9,195,427
11,034,243      Rabobank Nederland NY, 0.19%, 3/2/10                              11,034,243
   986,301      Westpac Banking NY, 1.35%, 3/19/10                                   986,301
 9,195,203      Societe Generale, 0.21%, 3/4/10                                    9,195,203
10,114,723      CBA Financial, 0.27%, 1/3/11                                      10,114,723
 2,800,769      BNP Paribas, 0.78%, 6/4/10                                         2,800,769
 6,532,322      Wachovia Bank NA, 1.17%, 5/14/10                                   6,532,322
                                                                              --------------
                                                                              $   73,770,534
--------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                 Pioneer Cullen Value Fund | Semiannual Report | 12/31/09     21

-----------------------------------------------------------------------------
Principal
Amount ($)                                                     Value
-----------------------------------------------------------------------------
                   Commercial Paper:
    7,351,814      BBVA London, 0.28%, 3/18/10                 $    7,351,814
    1,973,425      US Bancorp, 0.26%, 5/6/10                        1,973,425
    1,852,186      American Honda Finance, 0.22%, 2/5/10            1,852,186
    2,760,993      GE Capital Corp., 0.45%, 8/20/10                 2,760,993
      995,419      GE Capital Corp., 0.38%, 10/21/10                  995,419
    1,002,081      GE Capital Corp., 0.34%, 10/6/10                 1,002,081
    7,353,955      HND AF, 0.18%, 3/2/10                            7,353,955
   10,111,969      HSBC, 0.20%, 2/19/10                            10,111,969
    1,025,647      John Deer Capital Corp., 0.36%, 7/6/10           1,025,647
    7,788,469      JPMorgan Chase & Co., 0.57%, 9/24/10             7,788,469
    9,192,084      NABPP, 0.19%, 3/8/10                             9,192,084
    7,166,879      PARFIN, 0.25%, 4/19/10                           7,166,879
    9,191,473      Cafco, 0.20%, 3/15/10                            9,191,473
   10,111,537      Char FD, 0.18%, 3/5/10                          10,111,537
    9,185,880      WSTPAC, 0.25%, 5/27/10                           9,185,880
    5,515,099      Ciesco, 0.20%, 3/8/10                            5,515,099
    4,596,375      Ciesco, 0.20%, 2/18/10                           4,596,375
    9,193,379      Fasco, 0.17%, 2/12/10                            9,193,379
    4,604,081      Kithaw, 0.21%, 3/2/10                            4,604,081
    4,716,302      Kithaw, 0.20%, 2/23/10                           4,716,302
    6,314,420      Old LLC, 0.19%, 3/17/10                          6,314,420
    2,578,464      Old LLC, 0.18%, 2/17/10                          2,578,464
    3,139,124      Ranger, 0.20%, 3/12/10                           3,139,124
    3,125,824      SRCPP, 0.19%, 2/3/10                             3,125,824
    6,435,283      SRCPP, 0.19%, 2/10/10                            6,435,283
    2,756,169      TB LLC, 0.19%, 2/8/10                            2,756,169
    5,054,575      TB LLC, 0.20%, 3/5/10                            5,054,575
    1,839,969      TB LLC, 0.10%, 2/9/10                            1,839,969
   10,491,955      Bank of America, 0.87%, 5/12/10                 10,491,955
    1,839,306      BBVA Senior US, 0.30%, 3/12/10                   1,839,306
   10,427,521      Santander, 0.33%, 7/23/10                       10,427,521
    3,676,736      WFC, 0.49%, 8/20/10                              3,676,736
                                                               --------------
                                                               $  173,368,393
-----------------------------------------------------------------------------
                   Tri-party Repurchase Agreements:
   36,780,811      Deutsche Bank, 0.01%, 1/4/10                $   36,780,811
   18,390,405      JPMorgan, 0.0%, 1/4/10                          18,390,405
   24,846,357      Barclays Capital Markets, 0.0%, 1/4/10          24,846,357
                                                               --------------
                                                               $   80,017,573
-----------------------------------------------------------------------------
Shares
-----------------------------------------------------------------------------
                   Money Market Mutual Funds:
    7,356,162      Dreyfus Preferred Money Market Fund         $    7,356,163
    7,356,162      Blackrock Liquidity Temporary Cash Fund          7,356,162
                                                               --------------
                                                               $   14,712,325
                                                               --------------
                   Total Securities Lending Collateral         $  341,868,825
-----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

22  Pioneer Cullen Value Fund | Semiannual Report | 12/31/09

-----------------------------------------------------------------------
Shares                                                  Value
-----------------------------------------------------------------------
            TOTAL TEMPORARY CASH INVESTMENTS
            (Cost $682,018,825)                         $  682,018,825
-----------------------------------------------------------------------
            TOTAL INVESTMENT IN SECURITIES -- 106.9%
            (Cost $4,957,897,084) (a)                   $5,197,773,467
-----------------------------------------------------------------------
            OTHER ASSETS AND LIABILITIES -- (6.9)%      $ (337,299,414)
-----------------------------------------------------------------------
            TOTAL NET ASSETS -- 100.0%                  $4,860,474,053
-----------------------------------------------------------------------

(A.D.R.) American Depositary Receipt.

*        Non-income producing security.

(a) At December 31, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $4,958,290,219 was as follows:

         Aggregate gross unrealized gain for all investments in which there is an
           excess of value over tax cost                                             $469,567,715
         Aggregate gross unrealized loss for all investments in which there is an
           excess of tax cost over value                                             (230,084,467)
                                                                                     ------------
         Net unrealized gain                                                         $239,483,248
                                                                                     ============

(b)      At December 31, 2009, the following securities were out on loan:

----------------------------------------------------------------
   Shares        Security                           Value
----------------------------------------------------------------
      46,600     Anglo American Plc*                $  1,010,288
      18,000     Boeing Co.                              974,340
     582,500     BorgWarner, Inc.                     19,350,650
   4,315,900     Bristol-Myers Squibb Co.            108,976,475
     529,400     Bunge, Ltd.                          33,791,602
   1,384,000     Canadian Pacific Railway, Ltd.       74,736,000
   5,033,200     Citigroup, Inc.*                     16,659,892
      92,100     Eli Lilly & Co.                       3,288,891
       2,600     FedEx Corp.                             216,970
   5,116,400     Nokia Corp. (A.D.R.)                 65,745,740
       3,000     Unilever NV                              96,990
      68,500     Vodafone Group Plc (A.D.R.)           1,581,665
     101,500     The Walt Disney Co.                   3,273,375
----------------------------------------------------------------
                 Total                              $329,702,878
================================================================

(c)      Securities lending collateral is managed by Credit Suisse AG, New York
         Branch.


Purchases and sales of securities (excluding temporary cash investments) for the six months ended December 31, 2009 aggregated $576,249,889 and $191,146,458, respectively.

The accompanying notes are an integral part of these financial statements.

                 Pioneer Cullen Value Fund | Semiannual Report | 12/31/09     23

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 --   quoted prices in active markets for identical securities
  Level 2 --   other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 --   significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of December 31, 2009, in valuing the Fund's assets:

------------------------------------------------------------------------------------------------
                                Level 1             Level 2              Level 3  Total
------------------------------------------------------------------------------------------------
 Common Stocks                  $4,515,754,642      $          -         $-       $4,515,754,642
 Temporary Cash Investments                  -       667,306,500          -          667,306,500
 Money Market Mutual Funds          14,712,325                 -          -           14,712,325
------------------------------------------------------------------------------------------------
 Total                          $4,530,466,967      $667,306,500         $-       $5,197,773,467
================================================================================================

The accompanying notes are an integral part of these financial statements.

24  Pioneer Cullen Value Fund | Semiannual Report | 12/31/09

Statement of Assets and Liabilities | 12/31/09 (unaudited)

ASSETS:
  Investment in securities (including securities loaned of $329,702,878)
   (cost $4,957,897,084)                                                     $5,197,773,467
  Cash                                                                           20,717,297
  Receivables --
   Fund shares sold                                                              17,296,748
   Dividends and interest                                                        10,148,721
   Due from Pioneer Investment Management, Inc.                                      10,874
  Other                                                                             204,166
-------------------------------------------------------------------------------------------
     Total assets                                                            $5,246,151,273
-------------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                           $   33,270,772
   Fund shares repurchased                                                        9,647,992
   Upon return of securities loaned                                             341,868,825
  Due to affiliates                                                                 787,054
  Accrued expenses                                                                  102,577
-------------------------------------------------------------------------------------------
     Total liabilities                                                       $  385,677,220
-------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                            $5,223,373,101
  Undistributed net investment income                                             9,275,123
  Accumulated net realized loss on investments                                 (612,050,554)
  Net unrealized gain on investments                                            239,876,383
-------------------------------------------------------------------------------------------
     Total net assets                                                        $4,860,474,053
-------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $2,297,451,794/137,809,396 shares)                       $        16.67
  Class B (based on $77,921,557/4,694,031 shares)                            $        16.60
  Class C (based on $497,586,600/30,081,420 shares)                          $        16.54
  Class R (based on $15,957,632/967,926 shares)                              $        16.49
  Class Y (based on $1,948,435,619/116,548,443 shares)                       $        16.72
  Class Z (based on $23,120,851/1,392,852 shares)                            $        16.60
MAXIMUM OFFERING PRICE:
  Class A ($16.67 [divided by] 94.25% )                                      $        17.69
===========================================================================================

The accompanying notes are an integral part of these financial statements.

                 Pioneer Cullen Value Fund | Semiannual Report | 12/31/09     25

Statement of Operations (unaudited)

For the Six Months Ended 12/31/09

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $154,784)     $47,767,999
  Interest                                                      215,626
  Income from securities loaned, net                            248,754
-----------------------------------------------------------------------------------------
     Total investment income                                                 $ 48,232,379
-----------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                           $13,512,624
  Transfer agent fees
   Class A                                                    1,440,716
   Class B                                                      100,806
   Class C                                                      360,079
   Class R                                                       36,793
   Class Y                                                       71,783
   Class Z                                                        6,237
  Distribution fees
   Class A                                                    2,748,434
   Class B                                                      376,066
   Class C                                                    2,378,407
   Class R                                                       31,827
  Shareholder communication expense                           1,936,681
  Administrative reimbursements                                 766,868
  Custodian fees                                                 56,933
  Registration fees                                             106,153
  Professional fees                                              89,407
  Printing expense                                               83,190
  Fees and expenses of nonaffiliated trustees                    52,828
  Miscellaneous                                                  74,578
-----------------------------------------------------------------------------------------
     Total expenses                                                          $ 24,230,410
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                                (39,494)
-----------------------------------------------------------------------------------------
     Net expenses                                                            $ 24,190,916
-----------------------------------------------------------------------------------------
       Net investment income                                                 $ 24,041,463
-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                           $(57,664,648)
-----------------------------------------------------------------------------------------
  Change in net unrealized loss on investments                               $766,508,416
-----------------------------------------------------------------------------------------
   Net gain on investments                                                   $708,843,768
-----------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations                      $732,885,231
=========================================================================================

The accompanying notes are an integral part of these financial statements.

26  Pioneer Cullen Value Fund | Semiannual Report | 12/31/09

Statements of Changes in Net Assets

For the Six Months Ended 12/31/09 and the Year Ended 6/30/09, respectively

-----------------------------------------------------------------------------------------------
                                                            Six Months
                                                            Ended
                                                            12/31/09            Year Ended
                                                            (unaudited)         6/30/09
-----------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                       $   24,041,463      $   52,589,238
Net realized loss on investments                               (57,664,648)       (410,945,941)
Change in net unrealized gain (loss) on investments            766,508,416        (581,835,745)
-----------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                             $  732,885,231      $ (940,192,448)
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.17 and $0.18 per share, respectively)        $  (23,150,458)     $  (22,947,580)
   Class B ($0.03 and $0.01 per share, respectively)              (132,347)            (54,586)
   Class C ($0.06 and $0.04 per share, respectively)            (1,709,141)         (1,332,357)
   Class R ($0.19 and $0.18 per share, respectively)              (184,228)            (60,303)
   Class Y ($0.23 and $0.24 per share, respectively)           (26,651,473)        (14,623,973)
   Class Z ($0.24 and $0.25 per share, respectively)              (328,299)             (1,678)
-----------------------------------------------------------------------------------------------
     Total distributions to shareowners                     $  (52,155,946)     $  (39,020,477)
-----------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $1,225,184,050      $2,392,783,203
Shares issued in reorganization                                         --         122,496,122
Reinvestment of distributions                                   44,088,887          33,936,631
Cost of shares repurchased                                    (850,832,550)     (1,548,479,171)
-----------------------------------------------------------------------------------------------
   Net increase in net assets resulting from Fund
     share transactions                                     $  418,440,387      $1,000,736,785
-----------------------------------------------------------------------------------------------
   Net increase in net assets                               $1,099,169,672      $   21,523,860
NET ASSETS:
Beginning of period                                          3,761,304,381       3,739,780,521
-----------------------------------------------------------------------------------------------
End of period                                               $4,860,474,053      $3,761,304,381
===============================================================================================
Undistributed net investment income                         $    9,275,123      $   37,389,606
===============================================================================================

The accompanying notes are an integral part of these financial statements.

                 Pioneer Cullen Value Fund | Semiannual Report | 12/31/09     27

-----------------------------------------------------------------------------------------------------
                                     '09 Shares       '09 Amount        6/09 Shares      6/09 Amount
                                     (unaudited)      (unaudited)
-----------------------------------------------------------------------------------------------------
Class A
Shares sold                           27,090,342    $  425,219,265       90,605,949    $1,305,074,294
Shares issued in reorganization               --                --        1,639,108        22,062,398
Reinvestment of distributions          1,231,224        20,425,966        1,394,518        19,160,421
Less shares repurchased              (33,387,061)     (524,440,035)     (68,038,103)     (962,249,033)
-----------------------------------------------------------------------------------------------------
   Net increase (decrease)            (5,065,495)   $  (78,794,804)      25,601,472    $  384,048,080
=====================================================================================================
Class B
Shares sold                              394,013    $    6,150,712        1,053,086    $   15,396,551
Reinvestment of distributions              6,488           107,156            3,441            47,214
Less shares repurchased                 (570,298)       (8,906,209)      (1,745,712)      (24,995,121)
-----------------------------------------------------------------------------------------------------
   Net decrease                         (169,797)   $   (2,648,341)        (689,185)   $   (9,551,356)
=====================================================================================================
Class C
Shares sold                            3,255,306    $   50,728,697        9,014,985    $  130,145,397
Shares issued in reorganization               --                --           52,805           703,896
Reinvestment of distributions             77,242         1,271,278           74,535         1,016,955
Less shares repurchased               (3,617,742)      (56,591,795)     (10,190,583)     (142,660,112)
-----------------------------------------------------------------------------------------------------
   Net decrease                         (285,194)   $   (4,591,820)      (1,048,258)   $  (10,793,864)
=====================================================================================================
Class R
Shares sold                              410,738    $    6,466,025          612,625    $    8,569,253
Reinvestment of distributions             10,043           164,809            3,218            43,865
Less shares repurchased                 (124,320)       (1,976,137)        (168,919)       (2,157,437)
-----------------------------------------------------------------------------------------------------
   Net increase                          296,461    $    4,654,697          446,924    $    6,455,681
=====================================================================================================
Class Y
Shares sold                           44,747,201    $  719,915,530       63,154,846    $  927,766,121
Shares issued in reorganization               --                --        7,376,467        99,729,828
Reinvestment of distributions          1,321,642        21,978,907          992,714        13,668,176
Less shares repurchased              (16,188,078)     (257,394,045)     (27,788,877)     (416,204,998)
-----------------------------------------------------------------------------------------------------
   Net increase                       29,880,765    $  484,500,392       43,735,150    $  624,959,127
=====================================================================================================
Class Z
Shares sold                            1,078,168    $   16,703,821          417,145    $    5,831,587
Reinvestment of distributions              8,521           140,771               --                --
Less shares repurchased                  (95,745)       (1,524,329)         (15,237)         (212,470)
-----------------------------------------------------------------------------------------------------
   Net increase                          990,944    $   15,320,263          401,908    $    5,619,117
=====================================================================================================

The accompanying notes are an integral part of these financial statements.

28  Pioneer Cullen Value Fund | Semiannual Report | 12/31/09

Financial Highlights

-----------------------------------------------------------------------------------------------------------------------------------
                                                 Six Months Ended  Year          Year          Year         Year         Year
                                                 12/31/09          Ended         Ended         Ended        Ended        Ended
                                                 (unaudited)       6/30/09       6/30/08       6/30/07      6/30/06      6/30/05 (a)
-----------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period             $    14.15        $    18.97    $    21.21    $    18.28   $    16.19   $    13.96
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                           $     0.09        $     0.22    $     0.24    $     0.26   $     0.14   $     0.05
 Net realized and unrealized gain (loss) on
  investments                                          2.60             (4.86)        (2.16)         2.86         2.23         2.55
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment
    operations                                   $     2.69        $    (4.64)   $    (1.92)   $     3.12   $     2.37   $     2.60
Distributions to shareowners:
 Net investment income                                (0.17)            (0.18)        (0.27)        (0.18)       (0.06)       (0.03)
 Net realized gain                                       --                --         (0.05)        (0.01)       (0.22)       (0.34)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value       $     2.52        $    (4.82)   $    (2.24)   $     2.93   $     2.09   $     2.23
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $    16.67        $    14.15    $    18.97    $    21.21   $    18.28   $    16.19
===================================================================================================================================
Total return*                                         19.01%           (24.41)%       (9.22)%       17.13%       14.73%       18.81%
Ratio of net expenses to average net assets+           1.17%**           1.18%         1.09%         1.09%        1.15%        1.66%
Ratio of net investment income to average net
  assets+                                              1.05%**           1.63%         1.28%         1.67%        1.57%        0.62%
Portfolio turnover rate                                  10%**             19%           13%           15%          21%          49%
Net assets, end of period (in thousands)         $2,297,451        $2,021,300    $2,224,629    $1,828,453   $  809,593   $   98,690
Ratios with no reimbursement of fees and
 assumption of expenses by the adviser and no
 reduction for fees paid indirectly:
 Net expenses                                          1.17%**           1.18%         1.09%         1.09%        1.15%        1.64%
 Net investment income                                 1.05%**           1.63%         1.28%         1.67%        1.57%        0.64%
Ratios with reimbursement of fees and
 assumption of expenses by the adviser and
 reduction for fees paid indirectly:
 Net expenses                                          1.17%**           1.18%         1.09%         1.08%        1.15%        1.66%
 Net investment income                                 1.05%**           1.63%         1.29%         1.68%        1.57%        0.62%
===================================================================================================================================

(a) Effective December 28, 2004 PIM became the sub-advisor fo the Fund and subsequently became the advisor on February 28, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                  Pioneer Cullen Value Fund | Semiannual Report | 12/31/09    29

-------------------------------------------------------------------------------------------------------------
                                                                     Six Months Ended  Year          Year
                                                                     12/31/09          Ended         Ended
                                                                     (unaudited)       6/30/09       6/30/08
-------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                 $   14.03         $   18.75     $  20.96
-------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                               $    0.02         $    0.12     $   0.08
 Net realized and unrealized gain (loss) on investments                   2.58             (4.83)       (2.16)
-------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                 $    2.60         $   (4.71)    $  (2.08)
Distributions to shareowners:
 Net investment income                                                   (0.03)            (0.01)       (0.08)
 Net realized gain                                                          --                --        (0.05)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                           $    2.57         $   (4.72)    $  (2.21)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $   16.60         $   14.03     $  18.75
=============================================================================================================
Total return*                                                            18.52%           (25.12)%      (9.99)%
Ratio of net expenses to average net assets+                              2.04%**           2.12%        1.93%
Ratio of net investment income to average net assets+                     0.18%**           0.66%        0.44%
Portfolio turnover rate                                                     10%**             19%          13%
Net assets, end of period (in thousands)                             $  77,922         $  68,240     $104,145
Ratios with no waiver of fees and assumption of expenses by the adviser and no reduction for fees paid indirectly:
 Net expenses                                                             2.04%**           2.12%        1.93%
 Net investment income                                                    0.18%**           0.66%        0.44%
Ratios with waiver of fees and assumption of expenses by the adviser and reduction for fees paid indirectly:
 Net expenses                                                             2.04%**           2.11%        1.92%
 Net investment income                                                    0.18%**           0.67%        0.45%
=============================================================================================================


-------------------------------------------------------------------------------------------------------------
                                                                     Year              Year
                                                                     Ended             Ended         2/28/05 (a)
                                                                     6/30/07           6/30/06       to 6/30/05
-------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                 $   18.11         $   16.15     $  16.05
-------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                               $    0.10         $    0.04     $   0.01
 Net realized and unrealized gain (loss) on investments                   2.81              2.16         0.09
-------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                 $    2.91         $    2.20     $   0.10
Distributions to shareowners:
 Net investment income                                                   (0.05)            (0.02)          --
 Net realized gain                                                       (0.01)            (0.22)          --
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                           $    2.85         $    1.96     $   0.10
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $   20.96         $   18.11     $  16.15
=============================================================================================================
Total return*                                                            16.09%            13.66%        0.62%***
Ratio of net expenses to average net assets+                              2.00%             2.09%        2.10%**
Ratio of net investment income to average net assets+                     0.75%             0.56%        0.40%**
Portfolio turnover rate                                                     15%               21%          49%**
Net assets, end of period (in thousands)                             $ 112,795         $  62,860     $ 12,454
Ratios with no waiver of fees and assumption of expenses by the adviser and no reduction for fees paid indirectly:
 Net expenses                                                             2.00%             2.09%        2.19%**
 Net investment income                                                    0.75%             0.56%        0.31%**
Ratios with waiver of fees and assumption of expenses by the adviser and reduction for fees paid indirectly:
 Net expenses                                                             1.99%             2.09%        2.10%**
 Net investment income                                                    0.76%             0.56%        0.40%**
=============================================================================================================

(a)  Class B shares were first publicly offered on February 28, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
***  Not annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

30  Pioneer Cullen Value Fund | Semiannual Report | 12/31/09

-----------------------------------------------------------------------------------------------------------
                                                                      Six Months Ended  Year       Year
                                                                      12/31/09          Ended      Ended
                                                                      (unaudited)       6/30/09    6/30/08
-----------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                  $  14.00          $  18.72   $  20.95
-----------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                $   0.02          $   0.13   $   0.09
 Net realized and unrealized gain (loss) on investments                   2.58             (4.81)     (2.15)
-----------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                  $   2.60          $  (4.68)  $  (2.06)
Distributions to shareowners:
 Net investment income                                                   (0.06)            (0.04)     (0.12)
 Net realized gain                                                          --                --      (0.05)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                            $   2.54          $  (4.72)  $  (2.23)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $  16.54          $  14.00   $  18.72
===========================================================================================================
Total return*                                                            18.55%           (24.98)%   (9.92)%
Ratio of net expenses to average net assets+                              1.92%**           1.96%      1.85%
Ratio of net investment income to average net assets+                     0.29%**           0.83%      0.51%
Portfolio turnover rate                                                     10%**             19%        13%
Net assets, end of period (in thousands)                              $497,587          $425,022   $588,241
Ratios with no waiver of fees and assumption of expenses by the adviser and no reduction for fees paid indirectly:
 Net expenses                                                             1.92%**           1.96%      1.85%
 Net investment income                                                    0.29%**           0.83%      0.51%
Ratios with waiver of fees and assumption of expenses by the adviser and reduction for fees paid indirectly:
 Net expenses                                                             1.92%**           1.96%      1.84%
 Net investment income                                                    0.29%**           0.83%      0.52%
===========================================================================================================


                                                                        Year         Year
                                                                        Ended        Ended         2/28/05 (a)
                                                                        6/30/07      6/30/06       to 6/30/05
Class C
Net asset value, beginning of period                                    $  18.12     $  16.15      $   16.05
------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                  $   0.11     $   0.05      $    0.01
 Net realized and unrealized gain (loss) on investments                     2.82         2.17           0.09
------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                    $   2.93     $   2.22      $    0.10
Distributions to shareowners:
 Net investment income                                                     (0.09)       (0.03)            --
 Net realized gain                                                         (0.01)       (0.22)            --
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                              $   2.83     $   1.97      $    0.10
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $  20.95     $  18.12      $   16.15
============================================================================================================
Total return*                                                              16.21%       13.81%          0.62%***
Ratio of net expenses to average net assets+                                1.87%        1.94%          2.15%**
Ratio of net investment income to average net assets+                       0.89%        0.83%          0.34%**
Portfolio turnover rate                                                       15%          21%            49%**
Net assets, end of period (in thousands)                                $568,385     $239,241      $  15,560
Ratios with no waiver of fees and assumption of expenses by the adviser and no reduction for fees paid indirectly:
 Net expenses                                                               1.87%        1.94%          2.27%**
 Net investment income                                                      0.89%        0.83%          0.22%**
Ratios with waiver of fees and assumption of expenses by the adviser and reduction for fees paid indirectly:
 Net expenses                                                               1.87%        1.94%          2.15%**
 Net investment income                                                      0.89%        0.83%          0.34%**
============================================================================================================

(a)  Class C shares were first publicly offered on February 28, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
***  Not annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                  Pioneer Cullen Value Fund | Semiannual Report | 12/31/09    31

----------------------------------------------------------------------------------------------------------------------------
                                                           Six Months Ended
                                                           12/31/09            Year Ended     Year Ended    11/1/06 (a)
                                                           (unaudited)         6/30/09        6/30/08       to 6/30/07
----------------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                       $   14.03           $   18.84      $ 21.15       $  19.51
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                     $    0.01           $    0.13      $  0.32       $   0.28
 Net realized and unrealized gain (loss) on investments         2.64               (4.76)       (2.29)          1.56
----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $    2.65           $   (4.63)     $ (1.97)      $   1.84
Distributions to shareowners:
 Net investment income                                         (0.19)              (0.18)       (0.29)         (0.19)
 Net realized gain                                                --                  --        (0.05)         (0.01)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $    2.46           $   (4.81)     $ (2.31)      $   1.64
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $   16.49           $   14.03      $ 18.84       $  21.15
============================================================================================================================
Total return*                                                  18.92%             (24.57)%      (9.51)%         9.52%***
Ratio of net expenses to average net assets+                    1.40%**             1.40%        1.41%          1.40%**
Ratio of net investment income to average net assets+           0.81%**             1.47%        1.13%          1.47%**
Portfolio turnover rate                                           10%**               19%          13%            15%***
Net assets, end of period (in thousands)                   $  15,958           $   9,420      $ 4,231       $    300
Ratios with no waiver of fees and assumption of
 expenses by the adviser and no reduction for fees
 paid indirectly:
 Net expenses                                                   2.02%**             2.11%        1.48%          1.62%**
 Net investment income                                          0.19%**             0.76%        1.06%          1.25%**
Ratios with waiver of fees and assumption of expenses
 by the adviser and reduction for fees
 paid indirectly:
 Net expenses                                                   1.40%**             1.40%        1.40%          1.40%**
 Net investment income                                          0.81%**             1.47%        1.14%          1.47%**
============================================================================================================================

(a)  Class R shares were first publicly offered on November 1, 2006.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
***  Not annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

32  Pioneer Cullen Value Fund | Semiannual Report | 12/31/09

----------------------------------------------------------------------------------------------------------------
                                                                     Six Months Ended    Year           Year
                                                                     12/31/09            Ended          Ended
                                                                     (unaudited)         6/30/09        6/30/08
----------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                 $    14.21          $    19.07     $  21.30
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                               $     0.07          $     0.21     $   0.29
 Net realized and unrealized gain (loss) on investments                    2.67               (4.83)       (2.14)
----------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                 $     2.74          $    (4.62)    $  (1.85)
Distributions to shareowners:
 Net investment income                                                    (0.23)              (0.24)       (0.33)
 Net realized gain                                                           --                  --        (0.05)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                           $     2.51          $    (4.86)    $  (2.23)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $    16.72          $    14.21     $  19.07
================================================================================================================
Total return*                                                             19.32%             (24.18)%     (8.87)%
Ratio of net expenses to average net assets+                               0.73%**             0.83%        0.75%
Ratio of net investment income to average net assets+                      1.46%**             2.01%        1.62%
Portfolio turnover rate                                                      10%**               19%          13%
Net assets, end of period (in thousands)                             $1,948,435          $1,231,649     $818,534
Ratios with no waiver of fees and assumption of expenses by the adviser and no reduction for fees paid indirectly:
 Net expenses                                                              0.73%**             0.83%        0.75%
 Net investment income                                                     1.46%**             2.01%        1.62%
Ratios with waiver of fees and assumption of expenses by the adviser and reduction for fees paid indirectly:
 Net expenses                                                              0.73%**             0.83%        0.75%
 Net investment income                                                     1.46%**             2.01%        1.62%
================================================================================================================


-----------------------------------------------------------------------------------------------------------
                                                                       Year         Year
                                                                       Ended        Ended         2/28/05 (a)
                                                                       6/30/07      6/30/06       to 6/30/05
-----------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                   $  18.34     $  16.20      $   16.05
-----------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                 $   0.28     $   0.10      $    0.03
 Net realized and unrealized gain (loss) on investments                    2.91         2.33           0.12
-----------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                   $   3.19     $   2.43      $    0.15
Distributions to shareowners:
 Net investment income                                                    (0.22)       (0.07)            --
 Net realized gain                                                        (0.01)       (0.22)            --
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                             $   2.96     $   2.14      $    0.15
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $  21.30     $  18.34      $   16.20
===========================================================================================================
Total return*                                                             17.47%       15.12%          0.93%***
Ratio of net expenses to average net assets+                               0.77%        0.83%          0.99%**
Ratio of net investment income to average net assets+                      2.00%        1.91%          1.60%**
Portfolio turnover rate                                                      15%          21%            49%**
Net assets, end of period (in thousands)                               $599,166     $144,022      $   5,082
Ratios with no waiver of fees and assumption of expenses by the adviser and no reduction for fees paid indirectly:
 Net expenses                                                              0.77%        0.83%          0.99%**
 Net investment income                                                     2.00%        1.91%          1.60%**
Ratios with waiver of fees and assumption of expenses by the adviser and reduction for fees paid indirectly:
 Net expenses                                                              0.77%        0.83%          0.99%**
 Net investment income                                                     2.00%        1.91%          1.60%**
===========================================================================================================

(a)  Class Y shares were first publicly offered on February 28, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
***  Not annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                  Pioneer Cullen Value Fund | Semiannual Report | 12/31/09    33

--------------------------------------------------------------------------------------------------
                                                                      Six Months
                                                                      Ended
                                                                      12/31/09         11/1/08 (a)
                                                                      (unaudited)      to 6/30/09
--------------------------------------------------------------------------------------------------
 Class Z
 Net asset value, beginning of period                                 $  14.12         $  15.66
--------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income (loss)                                        $  (0.02)        $   0.17
  Net realized and unrealized gain (loss) on investments                  2.74            (1.46)
--------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment operations                $   2.72         $  (1.29)
 Distributions to shareowners:
  Net investment income                                                  (0.24)           (0.25)
  Net realized gain                                                         --               --
--------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value                           $   2.48         $  (1.54)
--------------------------------------------------------------------------------------------------
 Net asset value, end of period                                       $  16.60         $  14.12
==================================================================================================
 Total return*                                                           19.27%           8.16%***
 Ratio of net expenses to average net assets+                             0.77%**          0.83%
 Ratio of net investment income to average net assets+                    1.38%**          1.97%
 Portfolio turnover rate                                                    10%**            19%**
 Net assets, end of period (in thousands)                             $ 23,121         $  5,674
 Ratios with no waiver of fees and assumption of expenses by the adviser and no reduction for fees paid indirectly:
  Net expenses                                                            0.77%**          0.83%
  Net investment income                                                   1.38%**          1.97%
 Ratios with waiver of fees and assumption of expenses by the adviser and reduction for fees paid indirectly:
  Net expenses                                                            0.77%**          0.83%
  Net investment income                                                   1.38%**          1.97%
==================================================================================================

(a)  Class Z shares were first publicly offered on November 1, 2008.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
***  Not annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

34  Pioneer Cullen Value Fund | Semiannual Report | 12/31/09

Notes to Financial Statements | 12/31/09 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Cullen Value Fund (the Fund) is a series of Pioneer Series Trust III, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The investment objective of the Fund is to seek capital appreciation. Current income is a secondary objective.

The Fund offers six classes of shares designated as Class A, Class B, Class C, Class R, Class Y and Class Z shares. Class Z shares were first publicly offered on November 1, 2008. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders my exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y or Class Z shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the


                 Pioneer Cullen Value Fund | Semiannual Report | 12/31/09     35
reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

     Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

     The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices. At December 31, 2009, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

     Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


36  Pioneer Cullen Value Fund | Semiannual Report | 12/31/09

B. Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions payable will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended June 30, 2009 was as follows:

     --------------------------------------------------
                                                  2009
     --------------------------------------------------
     Distributions paid from:
     Ordinary income                       $39,020,477
     Long-term capital gain                         --
     --------------------------------------------------
       Total                               $39,020,477
     ==================================================

     The following shows the components of distributable earnings on a federal income tax basis at June 30, 2009:

     --------------------------------------------------
                                                  2009
     --------------------------------------------------
     Distributable earnings:
     Undistributed ordinary income     $    37,389,606
     Capital loss carryforward            (265,784,298)
     Post-October loss deferred           (288,208,473)
     Unrealized depreciation              (527,025,168)
     --------------------------------------------------
       Total                           $(1,043,628,333)
     ==================================================

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned approximately $148,002 in underwriting commissions on the sale of Class A shares during the six months ended December 31, 2009.


                 Pioneer Cullen Value Fund | Semiannual Report | 12/31/09     37

D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (see Note 4). Class Y and Class Z shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C, Class R, Class Y and Class Z shares can reflect different transfer agent and distribution expense rates.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc.
     (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the fair value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect


38 Pioneer Cullen Value Fund | Semiannual Report | 12/31/09 any price fluctuation in the fair value of the loaned securities. If the required market value of the collateral is less than the fair value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of the next business day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.70% of the Fund's average daily net assets up to $1 billion, 0.65% of the next $1 billion, 0.60% of the next $1 billion, and 0.55% of the excess over $3 billion. For the six months ended December 31, 2009, the effective management fee (net of waivers and/or assumption of expenses) was equivalent to 0.62% of the Fund's average daily net assets.

PIM, and not the Fund, pays a portion of the fee it receives from the Fund to Cullen Capital Management LLC as compensation for Cullen's subadvisory services to the Fund.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce Fund expenses to 1.25%, 2.15%, 2.15%, 1.40% and 1.01% of the average daily net assets attributable to Class A, Class B, Class C, Class R and Class Y shares, respectively. These expense limitations are in effect through November 1, 2010 for Class A, Class B, Class C and Class R shares, and through May 15, 2012 for Class Y shares. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $125,237 in management fees, administrative costs and certain others reimbursements payable to PIM at December 31, 2009.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts.


                 Pioneer Cullen Value Fund | Semiannual Report | 12/31/09     39

For the six months ended December 31, 2009, such out of pocket expenses by class of shares were as follows:

----------------------------------------------------
 Shareholder Communications
----------------------------------------------------
 Class A                                  $1,276,373
 Class B                                      34,772
 Class C                                     219,095
 Class R                                      16,994
 Class Y                                     388,159
 Class Z                                       1,288
----------------------------------------------------
   Total                                  $1,936,681
====================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $629,846 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at December 31, 2009.

4. Distribution and Service Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C, and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the net average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $31,971 in distribution fees payable to PFD at December 31, 2009.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class R, Class Y and Class Z shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed.


40  Pioneer Cullen Value Fund | Semiannual Report | 12/31/09

Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R, Class Y or Class Z shares. Proceeds from the CDSCs are paid to PFD. For the six months ended December 31, 2009, CDSCs in the amount of $123,147 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended December 31, 2009, the Fund's expenses were not reduced under such arrangements.

6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on borrowings is payable at the higher of the London Interbank Offered Rate (LIBOR) on the borrowing date plus 1.25% on an annualized basis or the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended December 31, 2009, the Fund had no borrowings under this agreement.

7. Reorganization Information

On May 8, 2009, beneficial owners of Regions Morgan Keegan Select Value Fund approved a proposed Agreement and Plan of Reorganization that provided for the reorganization listed below. This tax-free reorganization was accomplished on May 15, 2009 ("Closing Date"), by exchanging the assets and stated liabilities of Regions Morgan Keegan Select Value Fund for shares of Pioneer Cullen Value Fund. Shareholders holding Class A, Class C and Class I shares of Regions Morgan Keegan Select Value Fund received Class A, Class C and Class Y shares, respectively, of Pioneer Cullen Value Fund in the reorganization. The following charts show the details of the reorganization as of that Closing Date:


                 Pioneer Cullen Value Fund | Semiannual Report | 12/31/09     41

---------------------------------------------------------------------------------------------
                                                  Regions Morgan
                          Pioneer                 Keegan Select         Pioneer
                          Cullen Value Fund       Value Fund            Cullen Value Fund
                          (Pre-Reorganization)    (Pre-Reorganization)  (Post-Reorganization)
---------------------------------------------------------------------------------------------
 Net Assets
 Class A                  $1,893,850,563          $  22,062,398         $1,915,912,961
 Class B                  $   65,551,091          $          --         $   65,551,091
 Class C                  $  404,014,778          $     703,896         $  404,718,674
 Class R                  $    7,109,235          $          --         $    7,109,235
 Class Y/I                $  914,500,134          $  99,729,828         $1,014,229,962
 Class Z                  $    1,038,363          $          --         $    1,038,363
---------------------------------------------------------------------------------------------
 Total Net Assets         $3,286,064,164          $ 122,496,122         $3,408,560,286
=============================================================================================
 Shares Outstanding
 Class A                     140,655,464              1,921,937            142,294,573
 Class B                       4,902,703                     --              4,902,703
 Class C                      30,301,263                 60,819             30,354,069
 Class R                         532,366                     --                532,366
 Class Y/I                    67,640,580              8,696,084             75,017,047
 Class Z                          77,320                     --                 77,320
 Shares Issued in
  Reorganization
 Class A                                                                     1,639,108
 Class C                                                                        52,805
 Class Y                                                                     7,376,467

---------------------------------------------------------------
                               Unrealized        Accumulated
                               Appreciation On   Loss On
                               Closing Date      Closing Date
---------------------------------------------------------------
 Regions Morgan Keegan
  Select Value Fund            $ 7,390,084       $ (41,008,469)

8. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure through February 22, 2010, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


42  Pioneer Cullen Value Fund | Semiannual Report | 12/31/09

Approval of Investment Advisory and Sub-Advisory Agreements

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Cullen Value Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. PIM has retained Cullen Capital Management, LLC (Cullen Capital) to serve as the sub-adviser to the Fund pursuant to a sub-advisory agreement between PIM and the sub-adviser. In order for PIM and Cullen Capital to remain the investment adviser and sub-adviser of the Fund, respectively, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement and the sub-advisory agreement for the Fund.

The contract review process began in March 2009 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2009, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement and the sub-advisory agreement. The contract review materials were provided to the Trustees in August 2009. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM in September 2009, and materials were provided in response to this request. Meetings of the independent Trustees of the Fund were held in July, September, October, and November, 2009 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 10, 2009, based on their evaluation of the information provided by PIM, the sub-adviser and third parties, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement and the sub-advisory agreement for another year. In considering the renewal of the investment advisory agreement and the sub-advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreements.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by PIM and the sub-adviser to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement and the sub-advisory agreement. The Trustees also reviewed the sub-adviser's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered


                 Pioneer Cullen Value Fund | Semiannual Report | 12/31/09     43
the resources of PIM and the sub-adviser and the personnel of PIM and the sub-adviser who provide investment management services to the Fund. The
Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees also considered the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers (including the sub-adviser) and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM and the sub-adviser to the Fund were satisfactory and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the second quintile of its Morningstar category for the one year period ended June 30, 2009 and in the first quintile of its Morningstar category for the three year period ended June 30, 2009. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party. The Trustees also considered that PIM, not the Fund, paid the sub-adviser pursuant to the sub-advisory agreement. The Trustees evaluated both the fee under the


44 Pioneer Cullen Value Fund | Semiannual Report | 12/31/09 sub-advisory agreement and the portion of the fee under the investment advisory agreement retained by PIM.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2009 was in the second quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2009 was in the third quintile relative to its Strategic Insight peer group for the comparable period. The Trustees considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels.

The Trustees also reviewed management fees charged by PIM to its institutional and other clients. In evaluating the fees associated with PIM's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed management fees charged by the sub-adviser to its other clients. The Trustees noted that in most instances the fee rates for those clients were higher than the sub-advisory fees paid to the sub-adviser with respect to the Fund.

The Trustees concluded that the management fee payable by the Fund to PIM, as well as the fees payable by PIM to the sub-adviser of the Fund, were reasonable in relation to the nature and quality of the services provided by PIM and the sub-adviser. The Trustees also concluded that the Fund's expense ratio was reasonable taking into account the nature and quality of services provided by PIM and the sub-adviser.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. The Trustees further considered the sub-advisory fees received by the sub-adviser with respect to the Fund and the percentage that such fees represented of the sub-adviser's overall revenues (for the 12-month period ended December 31, 2008). They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available


                 Pioneer Cullen Value Fund | Semiannual Report | 12/31/09     45
and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins with respect to the management of the Fund were not unreasonable.

Economies of Scale
The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the difficult year in 2008 for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits
The Trustees considered the other benefits to each of PIM and the sub-adviser from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees also considered the benefits to the Fund and to the sub-adviser and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees considered the intangible benefits to each of PIM and the sub-adviser by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between each of PIM and the sub-adviser and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that each of the investment advisory agreement between PIM and the Fund and the sub-advisory agreement between PIM and the sub-adviser, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of each of the investment advisory agreement and the sub-advisory agreement for the Fund.


46  Pioneer Cullen Value Fund | Semiannual Report | 12/31/09

Trustees, Officers and Service Providers

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Benjamin M. Friedman
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret

Officers
John F. Cogan, Jr., President
Daniel K. Kingsbury, Executive  Vice President
Mark E. Bradley, Treasurer
Dorothy E. Bourassa, Secretary

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


                 Pioneer Cullen Value Fund | Semiannual Report | 12/31/09     47

                           This page for your notes.

48  Pioneer Cullen Value Fund | Semiannual Report | 12/31/09

                           This page for your notes.

                 Pioneer Cullen Value Fund | Semiannual Report | 12/31/09     49

                           This page for your notes.

50  Pioneer Cullen Value Fund | Semiannual Report | 12/31/09

                           This page for your notes.

                 Pioneer Cullen Value Fund | Semiannual Report | 12/31/09     51

                           This page for your notes.

52  Pioneer Cullen Value Fund | Semiannual Report | 12/31/09

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: pioneerinvestments.com



This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust III


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 1, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 1, 2010


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date March 1, 2010

* Print the name and title of each signing officer under his or her signature.